Deferred Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 222	€ 260
Recognized in Profit or loss	(54)	(50)
Recognized in OCI	(20)	11
Effect of change in foreign exchange rates	(9)	2
other		(1)
At December 31	139	222
Long-term assets [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	(90)	(27)
Recognized in Profit or loss	5	(59)
Effect of change in foreign exchange rates	9	(4)
At December 31	(76)	(90)
Inventories [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	6	4
Recognized in Profit or loss	(2)	3
other		(1)
At December 31	4	6
Pensions [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	188	193
Recognized in Profit or loss	(39)	(11)
Recognized in OCI	(5)	2
Effect of change in foreign exchange rates	(14)	4
At December 31	130	188
Derivative valuation [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	13	27
Recognized in Profit or loss	(17)	(21)
Recognized in OCI	(15)	9
Effect of change in foreign exchange rates	(1)
other		(2)
At December 31	(20)	13
Tax losses carried forward [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	79	40
Recognized in Profit or loss	3	38
Effect of change in foreign exchange rates	(4)	1
At December 31	78	79
Other [member]
Significant components of deferred tax assets and liabilities [line items]
At January 1	26	23
Recognized in Profit or loss	(3)
Effect of change in foreign exchange rates		1
other		2
At December 31	€ 23	€ 26